Expense Example, No Redemption	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A 1 Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A 3 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A 5 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A 10 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C 1 Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C 3 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C 5 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C 10 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I 1 Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I 3 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I 5 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I 10 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A 1 Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A 3 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A 5 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A 10 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C 1 Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C 3 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C 5 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C 10 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I 1 Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I 3 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I 5 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I 10 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A 1 Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A 3 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A 5 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A 10 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C 1 Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C 3 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C 5 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C 10 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I 1 Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I 3 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I 5 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I 10 Years
USD ($)	390	529	681	1,121	144	446	771	1,486	52	164	285	640	406	578	765	1,306	159	493	850	1,657	68	214	373	835	389	526	675	1,109	144	446	771	1,483	51	160	280	628